Provision for early retirement benefits (Tables)	12 Months Ended
Dec. 31, 2019
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Details of Provision for Early Retirement Benefits in Respect of Obligations to Early Retired Employees
Details of provision for early retirement benefits in respect of obligations to early retired employees are as follows:

	2019	2018
	RMB million	RMB million
At January 1	4	7
Provision for the year (Note 13)	—	1
Payments made during the year	(3)	(4)

At December 31	1	4
Less: current portion (Note 44)	(1)	(2)

	—	2